EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2021	2020	2021	2020
Oaktree	62%	62%	$5,596	$5,317

Real estate
Associates
LP investments and other	13 – 31%	16 – 50%	251	136
Joint ventures
Core	15 – 56%	15 – 56%	9,819	8,866
Transitional and Development	22 – 68%	22 – 68%	9,946	9,684
LP investments and other	8 – 91%	9 – 84%	4,813	2,338
			24,829	21,024
Infrastructure
Associates
Utilities	11 – 50%	11 – 50%	946	1,010
Transport	21 – 58%	21 – 58%	4,724	5,114
Data	45 – 50%	45 – 50%	3,076	3,209
Other	22 – 50%	22 – 50%	106	130
Joint ventures
Midstream	50%	50%	653	841
Other	50%	50%	64	226
			9,569	10,530
Private equity
Associates
Industrial operations	24 – 54%	24 – 54%	787	834
Other	14 – 70%	14 – 70%	2,158	1,789
			2,945	2,623

Renewable power and transition and other
Renewable power and transition associates	3 – 65%	12 – 60%	1,801	1,444
Other equity accounted investments[2]	22 – 70%	14 – 77%	1,360	389
			3,161	1,833

Total			$46,100	$41,327
1.Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.
2.Carrying value of joint ventures in other equity accounted investments is $404 million (2020 – $346 million).
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Oaktree	Real Estate	Infrastructure	Private Equity	Renewable Power and Other	2021 Total	2020 Total
Balance, beginning of year	$5,317	$21,024	$10,530	$2,623	$1,833	$41,327	$40,698
Additions, net of disposals[1]	195	2,660	(594)	517	1,235	4,013	2,568
Acquisitions through business combinations	—	7	—	20	45	72	—
Share of comprehensive income (loss)	665	1,737	685	(12)	312	3,387	(125)
Distributions received	(581)	(194)	(598)	(169)	(216)	(1,758)	(1,268)
Return of capital	—	(271)	—	(2)	—	(273)	(115)
Foreign currency translation and other	—	(134)	(454)	(32)	(48)	(668)	(431)
Balance, end of year	$5,596	$24,829	$9,569	$2,945	$3,161	$46,100	$41,327
1.Includes assets sold and amounts reclassified to held for sale.
Additions, net of disposals, of $4.0 billion during the year primarily relate to the equity accounted investment in our German office portfolio in our Real Estate segment and the equity accounted investment in Brookfield Asset Management Reinsurance Partners Ltd. (“BAMR”) as part of the spin-out. These items were partially offset by the sale of an equity accounted investment at our advanced energy storage operations within our Private Equity segment and the partial sale of a stake in our U.S. gas pipeline within our Infrastructure segment. The deconsolidation and recognition of our graphite electrode operations as an equity accounted investment within our Private Equity segment also contributed to additions for our equity accounted investments balance.
The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2021				2020
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Oaktree	$2,136	$20,351	$1,936	$9,229	$2,253	$17,056	$2,146	$7,487

Real estate
Associates
LP investments and other	17	1,070	19	757	21	1,207	42	958
Joint ventures
Core	1,985	39,322	2,272	17,787	2,496	36,668	3,485	17,107
Transitional and Development	1,170	33,679	749	13,734	1,230	33,082	673	13,721
LP investments and other	1,854	19,622	1,214	9,164	1,279	12,288	903	7,290

Infrastructure
Associates
Utilities	359	5,723	444	3,738	646	6,142	487	4,238
Transport	1,325	24,322	2,160	12,981	1,223	25,078	1,929	9,538
Data	1,054	13,394	1,727	6,284	841	13,308	1,263	6,081
Other	30	321	20	84	34	356	32	143
Joint ventures
Midstream	197	6,097	215	4,003	161	6,157	230	3,945
Other	32	115	12	63	43	685	30	299

Private equity
Associates
Industrial operations	1,421	1,169	640	330	1,096	736	505	222
Other	1,946	9,162	1,206	7,217	2,077	9,303	1,357	6,697

Renewable power and transition and other
Renewable power and transition associates	2,763	12,675	2,546	6,811	1,355	7,492	635	3,307
Other equity accounted investments	2,631	10,840	1,773	8,825	210	790	67	178
	$18,920	$197,862	$16,933	$101,007	$14,965	$170,348	$13,784	$81,211
Certain of the company’s investments in associates are subject to restrictions on the extent to which they can remit funds to the company in the form of cash dividends or repay loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2021			2020
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Oaktree	$2,308	$1,355	$7	$1,104	$158	$(2)

Real estate
Associates
LP investments and other	84	(133)	949	99	(145)	(941)
Joint ventures
Core	1,917	1,404	100	1,866	311	(113)
Transitional and Development	1,844	919	—	1,944	(1,471)	—
LP investments and other	1,114	457	321	945	(376)	5

Infrastructure
Associates
Utilities	1,336	521	28	1,715	364	(205)
Transport	11,685	1,570	(433)	4,054	169	(1,451)
Data	2,460	70	73	2,245	293	374
Other	50	(66)	56	41	(23)	(245)
Joint ventures
Midstream	783	137	—	736	244	—
Other	123	4	(2)	107	2	33

Private equity
Associates
West Fraser	—	—	—	2,407	386	12
Industrial operations	3,082	424	(4)	2,713	132	—
Other	5,215	(233)	(113)	4,332	(130)	48

Renewable power and transition and other
Renewable power and transition associates	2,891	(208)	(15)	737	219	174
Other equity accounted investments	8,102	250	(15)	192	56	(2)
	$42,994	$6,471	$952	$25,237	$189	$(2,313)
Certain of the company’s investments are publicly listed entities with active pricing in a liquid market.